Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	₩ 7,219,196	₩ 6,352,665
Non-current assets	24,089,066	24,558,612
Current liabilities	(8,046,541)	(6,960,435)
Non-current liabilities	(11,106,525)	(11,615,704)
Carrying amount of non-controlling interests	836,876	755,792
Revenue	17,361,232	16,864,348	₩ 16,183,498
Profit (loss) for the year	947,831	2,418,989	1,500,538
Total comprehensive income (loss)	641,605	3,781,181	1,962,360
Profit (loss) attributable to non-controlling interests	35,431	11,466	(3,814)
Net cash provided by (used in) operating activities	5,159,317	5,031,279	5,821,876
Net cash provided by (used in) investing activities	(2,807,795)	(3,486,189)	(4,250,402)
Net cash provided by (used in) financing activities	(1,349,882)	(2,053,611)	(1,457,579)
Effects on exchange rate changes on cash and cash equivalents	₩ 7,920	₩ 11,599	₩ (15,066)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	25.30%	25.10%
Current assets	₩ 1,348,305	₩ 1,252,935
Non-current assets	5,076,410	4,886,448
Current liabilities	(1,707,805)	(1,433,800)
Non-current liabilities	(1,488,834)	(1,717,074)
Net assets	3,228,076	2,988,509
Carrying amount of non-controlling interests	816,676	740,771
Revenue	4,156,326	4,049,156
Profit (loss) for the year	217,303	198,268
Total comprehensive income (loss)	237,860	214,003
Profit (loss) attributable to non-controlling interests	51,528	52,935
Net cash provided by (used in) operating activities	1,184,794	1,072,307
Net cash provided by (used in) investing activities	(807,965)	(615,510)
Net cash provided by (used in) financing activities	(415,908)	(248,139)
Effects on exchange rate changes on cash and cash equivalents	(584)	(59)
Net increase(decrease) in cash and cash equivalents	(39,663)	208,599
Dividends paid to non-controlling interests	0	0
Dreamus Company [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			48.60%
Current assets			₩ 146,278
Non-current assets			26,165
Current liabilities			(72,762)
Non-current liabilities			(3,880)
Net assets			95,801
Net assets on the consolidated financial statements			95,801
Carrying amount of non-controlling interests			47,452
Revenue			226,329
Profit (loss) for the year			(23,068)
Profit (loss) for the year on the consolidated financial statements			(23,068)
Total comprehensive income (loss)			(22,740)
Profit (loss) attributable to non-controlling interests			(10,770)
Net cash provided by (used in) operating activities			15,223
Net cash provided by (used in) investing activities			(2,471)
Net cash provided by (used in) financing activities			(2,329)
Effects on exchange rate changes on cash and cash equivalents			(2,053)
Net increase(decrease) in cash and cash equivalents			₩ 8,370
Onestore Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			47.40%
Current assets			₩ 215,672
Non-current assets			27,770
Current liabilities			(96,139)
Non-current liabilities			(3,804)
Net assets			143,499
Net assets on the consolidated financial statements			143,499
Carrying amount of non-controlling interests			68,573
Revenue			155,218
Profit (loss) for the year			1,952
Profit (loss) for the year on the consolidated financial statements			1,952
Total comprehensive income (loss)			2,278
Profit (loss) attributable to non-controlling interests			930
Net cash provided by (used in) operating activities			38,006
Net cash provided by (used in) investing activities			(62,816)
Net cash provided by (used in) financing activities			(2,499)
Net increase(decrease) in cash and cash equivalents			₩ (27,309)
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			18.20%
Current assets			₩ 896,828
Non-current assets			102,397
Current liabilities			(508,427)
Non-current liabilities			(34,107)
Net assets			456,691
Fair value adjustment and others			(14,297)
Net assets on the consolidated financial statements			442,394
Carrying amount of non-controlling interests			81,754
Revenue			545,556
Profit (loss) for the year			(29,623)
Depreciation of the fair value adjustment and others			(492)
Profit (loss) for the year on the consolidated financial statements			(30,115)
Total comprehensive income (loss)			(15,793)
Profit (loss) attributable to non-controlling interests			(5,565)
Net cash provided by (used in) operating activities			65,499
Net cash provided by (used in) investing activities			(71,644)
Net cash provided by (used in) financing activities			(18,059)
Effects on exchange rate changes on cash and cash equivalents			(385)
Net increase(decrease) in cash and cash equivalents			(24,589)
Dividends paid to non-controlling interests			₩ 5,000
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			37.40%
Current assets			₩ 306,520
Non-current assets			2,620,876
Current liabilities			(417,194)
Non-current liabilities			(2,133,742)
Net assets			376,460
Fair value adjustment and others			(1,227,442)
Net assets on the consolidated financial statements			(850,982)
Carrying amount of non-controlling interests			(318,267)
Revenue			1,327,150
Profit (loss) for the year			14,227
Depreciation of the fair value adjustment and others			(19,229)
Profit (loss) for the year on the consolidated financial statements			(5,002)
Total comprehensive income (loss)			(3,758)
Profit (loss) attributable to non-controlling interests			(12,432)
Net cash provided by (used in) operating activities			248,524
Net cash provided by (used in) investing activities			(229,130)
Net cash provided by (used in) financing activities			11,134
Effects on exchange rate changes on cash and cash equivalents			(554)
Net increase(decrease) in cash and cash equivalents			29,974
Dividends paid to non-controlling interests			₩ 17,273
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			55.20%
Current assets			₩ 165,668
Non-current assets			13,640
Current liabilities			(101,065)
Non-current liabilities			(3,713)
Net assets			74,530
Net assets on the consolidated financial statements			74,530
Carrying amount of non-controlling interests			46,010
Revenue			39,440
Profit (loss) for the year			12,307
Profit (loss) for the year on the consolidated financial statements			12,307
Total comprehensive income (loss)			12,145
Profit (loss) attributable to non-controlling interests			7,568
Net cash provided by (used in) operating activities			24,629
Net cash provided by (used in) investing activities			(2,284)
Net cash provided by (used in) financing activities			(4,278)
Net increase(decrease) in cash and cash equivalents			₩ 18,067
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			24.90%
Current assets			₩ 1,179,743
Non-current assets			4,586,065
Current liabilities			(1,279,132)
Non-current liabilities			(1,840,357)
Net assets			2,646,319
Net assets on the consolidated financial statements			2,646,319
Carrying amount of non-controlling interests			665,020
Revenue	4,162,093	4,058,997	3,713,021
Profit (loss) for the year	₩ 212,816	₩ 213,468	150,694
Profit (loss) for the year on the consolidated financial statements			150,694
Total comprehensive income (loss)			151,417
Profit (loss) attributable to non-controlling interests			27,240
Net cash provided by (used in) operating activities			1,035,474
Net cash provided by (used in) investing activities			(844,454)
Net cash provided by (used in) financing activities			(93,259)
Net increase(decrease) in cash and cash equivalents			₩ 97,761